Property and Equipment, Net (Details Narrative) (USD $)	12 Months Ended		93 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5,622	$ 92,596	$ 1,007,176